Other Current Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Current Assets
18.	OTHER CURRENT ASSETS

	At December 31 2017	At December 31 2016
Prepaid expenses and other	$29	$28
VAT receivables related to disposition of Los Filos (note 8(a))	13	—
Accrued interest receivable (note 20(a))	4	31
Current derivative assets designated as hedging instruments	2	—

	$48	$59